Income Before Income Taxes Derived from Sources (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
United States	$ 779,782	$ 1,115,010	$ 653,622
Foreign	652,458	441,710	657,379
Income before income taxes	$ 1,432,240	$ 1,556,720	$ 1,311,001